Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

July 23, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”)
File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series is Post-Effective Amendment No. 45 and Amendment No. 47 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares of the Pacer Trendpilot® US Bond ETF as a new series of the Trust.

If you have any questions or require further information, please contact me at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust